Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of details of leases in the consolidated balance sheet

Right-of-use assets	Thousands of Euros
	31/12/2022	31/12/2021
Land and buildings	885,050	782,125
Machinery	3,017	5,283
Computer equipment	1,026	2,044
Vehicles	8,459	6,205
	897,552	795,657

Lease liabilities	Thousands of Euros
	31/12/2022	31/12/2021
Non-current	914,588	825,157
Current	102,356	48,567
	1,016,944	873,724

Schedule of undiscounted future payments classified on a maturity basis are presented together with the effect of the financial discount

	Thousands of Euros
	31/12/2022	31/12/2021
Maturity:
Within one year	102,356	85,972
In the second year	97,823	82,923
In the third to fifth years	270,876	224,378
After the fifth year	996,655	872,926
	1,467,710	1,266,199
Discounting effect	450,766	392,475
Total lease liabilities	1,016,944	873,724

Schedule of amounts recognized in the consolidated statement of profit and loss related to lease agreements

Right-of-use depreciation	Thousands of Euros
	31/12/2022	31/12/2021
Buildings	72,214	57,901
Machinery	1,983	2,120
Computer equipment	1,432	2,269
Vehicles	4,869	4,430
	80,498	66,720

		Thousands of Euros
	Reference	31/12/2022	31/12/2021
Finance lease expenses	Note 26	45,198	35,786
		45,198	35,786

	Thousands of Euros
	31/12/2022	31/12/2021
Expenses related to short-term contracts	1,739	3,106
Expenses related to low-value contracts	13,435	13,404
Other operating lease expenses	23,820	16,435
	38,994	32,945